Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to the consolidated statements of income
Net interest	€ 314,798	€ 335,469	€ 336,423
Interest expense	384,409	407,044	424,640
Interest income	€ 69,611	€ 71,575	€ 88,217